Nature of the Business	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of the Business

1. Nature of the Business

CDT Equity Inc., formerly Conduit Pharmaceuticals Inc., a Delaware corporation (“CDT”, “CDT Equity” or the “Company”), is a data-driven pharmaceutical development and digital asset treasury management company focused on identifying, enhancing, and advancing high-potential therapeutic assets through scientific innovation and strategic partnerships. The Company has evolved into a broader, more agile platform that leverages artificial intelligence, solid-form chemistry, and efficient asset repositioning to accelerate the development of novel treatments.

The Company’s strategy is centered on unlocking the untapped value of clinical-stage compounds, particularly those deprioritized by larger pharmaceutical companies with strong, supporting Phase I safety data. Through advanced co-crystallization and solid-form technologies developed at our Cambridge facilities, the Company improves drug properties and extends patent life by up to 20 years. In partnership with Sarborg Limited, the Company also applies AI-powered disease mapping to rapidly identify new therapeutic applications for existing compounds.

The Company’s pipeline includes candidates that target autoimmune disorders, as well as idiopathic male infertility, oncology, dermatology, and animal health. Ongoing in vitro and in vivo studies, guided by AI insights, are designed to support licensing and commercialization partnerships. The Company will seek an exit through third-party license deals following successful in vitro and in vivo pre-clinical trials, by entering into agreements with third-parties to pursue further development, FDA approval, commercialization and marketing of the Company’s assets.

Operating with a lean, asset-agnostic model, CDT Equity prioritizes speed, adaptability, and capital efficiency. We avoid the cost burden of late-stage clinical trials, focusing instead on high-leverage development strategies.

Effective August 5, 2025, the Company changed its name from Conduit Pharmaceuticals Inc. to CDT Equity Inc. Our change to CDT Equity Inc. reflects the evolution of our strategy as a data-driven biotech development company focused on identifying, enhancing, and advancing high-potential therapeutic assets through scientific innovation and strategic partnerships.

On September 25, 2023, the Company’s Common Stock commenced trading on the Nasdaq Capital Market under the symbol “CDT”.

Reverse Stock Splits

The Company completed five reverse stock splits: a 1-for-100 split effective January 24, 2025 (the “January 2025 Reverse Stock Split”), a 1-for-15 split effective May 19, 2025 (the “May 2025 Reverse Stock Split”), a 1-for-8 split effective October 10, 2025 (the “October 2025 Reverse Stock Split”), a 1-for-25 reverse stock split effective March 26, 2026 (the “March 2026 Reverse Stock Split”), and a 1-for-10 reverse stock split effective July 20, 2026 (the “July 2026 Reverse Stock Split”). The January 2025 Reverse Stock Split, May 2025 Reverse Stock Split, October 2025 Reverse Stock Split, March 2026 Reverse Stock Split, and July 2026 Reverse Stock Split are reflected collectively (the “Reverse Stock Splits”). Each split reduced the number of issued and outstanding shares without affecting the number of authorized shares or the par value of the Common Stock. No fractional shares were issued; instead, stockholders received cash in lieu of fractional shares based on the respective post-split closing share prices. All share and per-share information has been retroactively adjusted to reflect the Reverse Stock Splits for all periods presented.

All historical share and per-share amounts reflected throughout the accompanying unaudited consolidated financial statements and related disclosures as of and for the six months ended June 30, 2026 and 2025 have been retroactively adjusted to reflect the January 2025 Reverse Stock Split, May 2025 Reverse Stock Split, October 2025 Reverse Stock Split, March 2026 Reverse Stock Split and July 2026 Reverse Stock Split as if the Reverse Stock Splits occurred as of the earliest period presented.

1. Nature of the Business

CDT Equity Inc., formerly Conduit Pharmaceuticals Inc., a Delaware corporation (“CDT”, “CDT Equity” or the “Company”), is a data-driven pharmaceutical development and digital asset treasury management company focused on identifying, enhancing, and advancing high-potential therapeutic assets through scientific innovation and strategic partnerships. The Company has evolved into a broader, more agile platform that leverages artificial intelligence, solid-form chemistry, and efficient asset repositioning to accelerate the development of novel treatments.

The Company’s strategy is centered on unlocking the untapped value of clinical-stage compounds, particularly those deprioritized by larger pharmaceutical companies with strong, supporting Phase I safety data. Through advanced co-crystallization and solid-form technologies developed at our Cambridge facilities, the Company improves drug properties and extends patent life by up to 20 years. In partnership with Sarborg Limited, the Company also applies AI-powered disease mapping to rapidly identify new therapeutic applications for existing compounds.

The Company’s pipeline includes candidates that target autoimmune disorders, as well as idiopathic male infertility, oncology, dermatology, and animal health. Ongoing in vitro and in vivo studies, guided by AI insights, are designed to support licensing and commercialization partnerships. The Company will seek an exit through third-party license deals following successful in vitro and in vivo pre-clinical trials, by entering into agreements with third-parties to pursue further development, FDA approval, commercialization and marketing of the Company’s assets.

Operating with a lean, asset-agnostic model, CDT Equity prioritizes speed, adaptability, and capital efficiency. We avoid the cost burden of late-stage clinical trials, focusing instead on high-leverage development strategies.

Effective August 5, 2025, the Company changed its name from Conduit Pharmaceuticals Inc. to CDT Equity Inc. Our change to CDT Equity Inc. reflects the evolution of our strategy as a data-driven biotech development company focused on identifying, enhancing, and advancing high-potential therapeutic assets through scientific innovation and strategic partnerships.

On May 23, 2025, the Company’s Common Stock commenced trading, as further described herein, on The Nasdaq Capital Market under the symbol “CDT”.

Reverse Stock Splits

During the year ended December 31, 2025, the Company completed three reverse stock splits: a 1-for-100 split effective January 24, 2025 (the “January Reverse Stock Split”), a 1-for-15 split effective May 19, 2025 (the “May Reverse Stock Split”), and a 1-for-8 split effective October 10, 2025 (the “October Reverse Stock Split”). On March 26, 2026, the Company completed a 1-for-25 reverse stock split (the “March 2026 Reverse Stock Split”). On July 20, 2026, the Company completed a 1-for-10 reverse stock split (the “July 2026 Reverse Stock Split”). The January Reverse Stock Split, May Reverse Stock Split, October Reverse Stock Split, March 2026 Reverse Stock Split, and July 2026 Reverse Stock Split are reflected collectively (the “Reverse Stock Splits”). Each split reduced the number of issued and outstanding shares without affecting the number of authorized shares or the par value of the Common Stock. No fractional shares were issued; instead, stockholders received cash in lieu of fractional shares based on the respective post-split closing share prices. All share and per-share information has been retroactively adjusted to reflect the Reverse Stock Splits for all periods presented.

All historical share and per-share amounts reflected throughout the accompanying consolidated financial statements and other financial information in this Form S-1 have been retroactively adjusted to reflect the January Reverse Stock Split, May Reverse Stock Split, October Reverse Stock Split, March 2026 Reverse Stock Split, and July 2026 Reverse Stock Split as if the Reverse Stock Splits occurred as of the earliest period presented.